Vanguard Admiral Funds®

Supplement to the Statement of Additional Information Dated September 7, 2010

Page B-1 is replaced with the following:

PART B

VANGUARD ADMIRAL FUNDS® (THE TRUST)

Vanguard S&P 500 Growth Index Fund, Vanguard S&P 500 Value Index Fund, Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Growth Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund (the Funds)

STATEMENT OF ADDITIONAL INFORMATION

September 7, 2010

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds‘ current prospectuses (dated September 7, 2010). To obtain, without charge, a Fund‘s prospectus as hereby incorporated by reference, please contact The Vanguard Group, Inc. (Vanguard).

Phone: Investor Information Department at 800-662-7447
Online: vanguard.com

Table of Contents

Description of the Trust	B-1
Fundamental Policies	B-3
Investment Strategies and Nonfundamental Policies	B-4
Share Price	B-17
Purchase and Redemption of Shares	B-17
Management of the Funds	B-18
Investment Advisory Services	B-31
Portfolio Transactions	B-33
Proxy Voting Guidelines	B-33
Information About the ETF Share Class	B-38
Financial Statements	B-47

Description of the Trust

The Trust currently offers the following funds and share classes (identified by ticker symbol):

Share Classes[1]
Fund[2]	Investor	Institutional	ETF
Vanguard Admiral Treasury Money Market Fund	VUSXX	—	—
Vanguard S&P 500 Growth Index Fund	—	VSPGX	VOOG
Vanguard S&P 500 Value Index Fund	—	VSPVX	VOOV
Vanguard S&P Mid-Cap 400 Index Fund	—	VSPMX	IVOO
Vanguard S&P Mid-Cap 400 Growth Index Fund	—	VMFGX	IVOG
Vanguard S&P Mid-Cap 400 Value Index Fund	—	VMFVX	IVOV
Vanguard S&P Small-Cap 600 Index Fund	—	VSMSX	VIOO
Vanguard S&P Small-Cap 600 Growth Index Fund	—	VSGNX	VIOG
Vanguard S&P Small-Cap 600 Value Index Fund	—	VSMVX	VIOV

1 Individually, a class; collectively, the classes.
2 Individually, a Fund; collectively, the Funds.

This Statement of Additional Information relates to all Funds except Vanguard Admiral Treasury Money Market Fund. A separate Statement of Additional Information (dated December 23, 2010; revised June 21, 2011), which relates to Vanguard Admiral Treasury Money Market Fund, can be obtained free of charge by contacting Vanguard (800-662-7447). The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.

Throughout this document, any reference to “class” apply only to the extent a Fund issues multiple classes.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI3340A 062011